COMPUTER EQUIPMENT, NET	11 Months Ended
Dec. 31, 2010
Notes to Financial Statements
COMPUTER EQUIPMENT, NET

NOTE 4 COMPUTER EQUIPMENT, NET

Computer equipment consisted of the following at December 31, 2010

Computer equipment	$933
Accumulated depreciation	(171)
Furniture and equipment, net	$762

Depreciation expense for period January 22, 2010 (Inception) to December 31, 2010 was $171.